Principal Funds, Inc.
Supplement dated March 31, 2025
to the Statement of Additional Information dated March 1, 2025
(as previously supplemented)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.
On December 31, 2025, delete all references to Randy L. Welch from the Statement of Additional Information.

PORTFOLIO MANAGER DISCLOSURE
Under Advisor: Principal Global Investors, LLC (Principal Asset Allocation Portfolio Managers), add the following alphabetically to the Other Accounts Managed table:

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Todd A. Jablonski (1): Principal LifeTime Strategic Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065, and 2070; and Principal LifeTime Hybrid Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065, and 2070 Funds; and SAM Balanced, SAM Conservative Balanced, SAM Conservative Growth, SAM Flexible Income, and SAM Strategic Growth Portfolios

Registered investment companies	5	$1.7 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	1	$36.6 million	0	$0
Michael Messina (1): LargeCap Growth I; LargeCap Value III; MidCap Growth III; MidCap Value I; Overseas; SmallCap Growth I; and SmallCap Value II Funds
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0
Chad Severin (1): Principal LifeTime Strategic Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065, and 2070; and Principal LifeTime Hybrid Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065, and 2070 Funds

Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0
May Tong (1): Diversified Income; LargeCap Growth I; LargeCap Value III; MidCap Growth III; MidCap Value I; Overseas; Principal LifeTime Strategic Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065, and 2070; Principal LifeTime Hybrid Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065, and 2070; SmallCap Growth I; and SmallCap Value II Funds

Registered investment companies	3	$5.6 billion	0	$0
Other pooled investment vehicles	1	$2.8 billion	0	$0
Other accounts	0	$0	0	$0
(1)Information as of February 28, 2025.

Under Advisor: Principal Global Investors, LLC (Principal Asset Allocation Portfolio Managers), add the following alphabetically to the Ownership of Securities table:
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Todd A. Jablonski (1)	Principal LifeTime Strategic Income	None
Todd A. Jablonski (1)	Principal LifeTime 2015	None
Todd A. Jablonski (1)	Principal LifeTime 2020	None
Todd A. Jablonski (1)	Principal LifeTime 2025	None
Todd A. Jablonski (1)	Principal LifeTime 2030	None
Todd A. Jablonski (1)	Principal LifeTime 2035	None
Todd A. Jablonski (1)	Principal LifeTime 2040	$100,001 - $500,000
Todd A. Jablonski (1)	Principal LifeTime 2045	None
Todd A. Jablonski (1)	Principal LifeTime 2050	None
Todd A. Jablonski (1)	Principal LifeTime 2055	None
Todd A. Jablonski (1)	Principal LifeTime 2060	None
Todd A. Jablonski (1)	Principal LifeTime 2065	None
Todd A. Jablonski (1)	Principal LifeTime 2070	None
Todd A. Jablonski (1)	Principal LifeTime Hybrid Income	None
Todd A. Jablonski (1)	Principal LifeTime Hybrid 2015	None
Todd A. Jablonski (1)	Principal LifeTime Hybrid 2020	None
Todd A. Jablonski (1)	Principal LifeTime Hybrid 2025	None
Todd A. Jablonski (1)	Principal LifeTime Hybrid 2030	None
Todd A. Jablonski (1)	Principal LifeTime Hybrid 2035	None
Todd A. Jablonski (1)	Principal LifeTime Hybrid 2040	None
Todd A. Jablonski (1)	Principal LifeTime Hybrid 2045	None
Todd A. Jablonski (1)	Principal LifeTime Hybrid 2050	None
Todd A. Jablonski (1)	Principal LifeTime Hybrid 2055	None
Todd A. Jablonski (1)	Principal LifeTime Hybrid 2060	None
Todd A. Jablonski (1)	Principal LifeTime Hybrid 2065	None
Todd A. Jablonski (1)	Principal LifeTime Hybrid 2070	None
Michael Messina (1)	LargeCap Growth I	None
Michael Messina (1)	LargeCap Value III	None
Michael Messina (1)	MidCap Growth III	None
Michael Messina (1)	MidCap Value I	None
Michael Messina (1)	Overseas	None
Michael Messina (1)	SmallCap Growth I	None
Michael Messina (1)	SmallCap Value II	None
Chad Severin (1)	Principal LifeTime Strategic Income	None
Chad Severin (1)	Principal LifeTime 2015	None
Chad Severin (1)	Principal LifeTime 2020	None
Chad Severin (1)	Principal LifeTime 2025	None
Chad Severin (1)	Principal LifeTime 2030	None
Chad Severin (1)	Principal LifeTime 2035	None
Chad Severin (1)	Principal LifeTime 2040	None
Chad Severin (1)	Principal LifeTime 2045	None
Chad Severin (1)	Principal LifeTime 2050	None
Chad Severin (1)	Principal LifeTime 2055	None
Chad Severin (1)	Principal LifeTime 2060	None
Chad Severin (1)	Principal LifeTime 2065	None

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Chad Severin (1)	Principal LifeTime 2070	None
Chad Severin (1)	Principal LifeTime Hybrid Income	None
Chad Severin (1)	Principal LifeTime Hybrid 2015	None
Chad Severin (1)	Principal LifeTime Hybrid 2020	None
Chad Severin (1)	Principal LifeTime Hybrid 2025	None
Chad Severin (1)	Principal LifeTime Hybrid 2030	None
Chad Severin (1)	Principal LifeTime Hybrid 2035	None
Chad Severin (1)	Principal LifeTime Hybrid 2040	None
Chad Severin (1)	Principal LifeTime Hybrid 2045	None
Chad Severin (1)	Principal LifeTime Hybrid 2050	None
Chad Severin (1)	Principal LifeTime Hybrid 2055	None
Chad Severin (1)	Principal LifeTime Hybrid 2060	None
Chad Severin (1)	Principal LifeTime Hybrid 2065	None
Chad Severin (1)	Principal LifeTime Hybrid 2070	None
May Tong (1)	LargeCap Growth I	None
May Tong (1)	LargeCap Value III	None
May Tong (1)	MidCap Growth III	None
May Tong (1)	MidCap Value I	None
May Tong (1)	Overseas	None
May Tong (1)	Principal LifeTime Strategic Income	None
May Tong (1)	Principal LifeTime 2015	None
May Tong (1)	Principal LifeTime 2020	None
May Tong (1)	Principal LifeTime 2025	None
May Tong (1)	Principal LifeTime 2030	None
May Tong (1)	Principal LifeTime 2035	None
May Tong (1)	Principal LifeTime 2040	None
May Tong (1)	Principal LifeTime 2045	None
May Tong (1)	Principal LifeTime 2050	None
May Tong (1)	Principal LifeTime 2055	None
May Tong (1)	Principal LifeTime 2060	None
May Tong (1)	Principal LifeTime 2065	None
May Tong (1)	Principal LifeTime 2070	None
May Tong (1)	Principal LifeTime Hybrid Income	None
May Tong (1)	Principal LifeTime Hybrid 2015	None
May Tong (1)	Principal LifeTime Hybrid 2020	None
May Tong (1)	Principal LifeTime Hybrid 2025	None
May Tong (1)	Principal LifeTime Hybrid 2030	None
May Tong (1)	Principal LifeTime Hybrid 2035	None
May Tong (1)	Principal LifeTime Hybrid 2040	None
May Tong (1)	Principal LifeTime Hybrid 2045	None
May Tong (1)	Principal LifeTime Hybrid 2050	None
May Tong (1)	Principal LifeTime Hybrid 2055	None
May Tong (1)	Principal LifeTime Hybrid 2060	None
May Tong (1)	Principal LifeTime Hybrid 2065	None
May Tong (1)	Principal LifeTime Hybrid 2070	None
May Tong (1)	SmallCap Growth I	None
May Tong (1)	SmallCap Value II	None
(1)Information as of February 28, 2025.

Under Advisor: Principal Global Investors, LLC (Principal Equities Portfolio Managers), add the following alphabetically to the Other Accounts Managed table:

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Matthew Peron (1): Diversified International and International Equity (2) Funds
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0
(1)Information as of February 28, 2025.
(2)Effective July 31, 2024, the International Fund I changed its name to the International Equity Fund.
Under Advisor: Principal Global Investors, LLC (Principal Equities Portfolio Managers), add the following alphabetically to the Ownership of Securities table:
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Matthew Peron (1)	Diversified International	None
Matthew Peron (1)	International Equity (2)	None
(1)Information as of February 28, 2025.
(2)Effective July 31, 2024, the International Fund I changed its name to the International Equity Fund.
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